Other Operating Expenses - Research and Development - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Expenses [Line Items]
Research and development costs including employee benefit costs and depreciation	£ 304	£ 307	£ 376
Other adjusting items which have been adjusted within other operating expenses	£ 160	£ 91	364
Research and Development
Other Operating Expenses [Line Items]
Other adjusting items which have been adjusted within other operating expenses			£ 65